WARRANTS (Details Textual) (USD $)	0 Months Ended
	Nov. 11, 2013	Jun. 30, 2014
Class of Warrant or Right [Line Items]
Conversion Of Stock Warrants Issued	2,043,835
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.001	$ 0.75
Warrants Expiry Period	7 years